Investments (Commercial Mortgage and Other Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 4,948,943	$ 2,838,511
Commercial mortgage loans, Percentage	100.00%	100.00%
Allowance for Credit Losses	$ (20,263)	$ (5,951)
Commercial Mortgage Loans	4,928,680	2,832,560
Commercial Mortgage and Agricultural Loans
Commercial Mortgage and Other Loans [Line Items]
Commercial Mortgage Loans	4,928,680	2,832,560
Apartments and multi-family
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 1,289,026	$ 748,414
Commercial mortgage loans, Percentage	26.00%	26.40%
Hospitality
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 104,177	$ 48,141
Commercial mortgage loans, Percentage	2.10%	1.70%
Industrial
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 1,766,247	$ 916,398
Commercial mortgage loans, Percentage	35.80%	32.20%
Office
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 590,897	$ 445,055
Commercial mortgage loans, Percentage	11.90%	15.70%
Other
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 380,121	$ 252,590
Commercial mortgage loans, Percentage	7.70%	8.90%
Retail
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 351,457	$ 255,577
Commercial mortgage loans, Percentage	7.10%	9.00%
Commercial mortgage loans
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 4,481,925	$ 2,666,175
Commercial mortgage loans, Percentage	90.60%	93.90%
Agricultural property loans
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 467,018	$ 172,336
Commercial mortgage loans, Percentage	9.40%	6.10%